Related parties - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) eMPLOYEE	Dec. 31, 2024 EUR (€) eMPLOYEE	Dec. 31, 2023 EUR (€) eMPLOYEE
Disclosure of key management personnel compensation [Line Items]
Customer deposits	€ 721,373,000	€ 691,661,000
Interest paid	€ 37,666,000	€ 41,191,000	€ 33,734,000
Executive board
Disclosure of key management personnel compensation [Line Items]
Number of employees | eMPLOYEE	3	3	3
Key management personnel
Disclosure of key management personnel compensation [Line Items]
Vesting of variable remuneration	€ 16,000	€ 12,000	€ 14,000
Loans and advances outstanding	€ 1,100	€ 1,100
Average interest rate on outstanding commitments made on behalf of entity	0.017	0.021
Loan commitments	€ 162	€ 145
Interest received	17	28
Customer deposits	12,900	15,800
Bonds issued	226	0
Interest paid	1,100	324
Interest paid bonds	€ 3	€ 0